Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Payment terms in contracts with customers	payments from customers are due within 30 days after invoice
Tax rate effect		15.00%
Operating And Business Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	1 year
Operating And Business Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful life (in years)	10 years